Note 12 - Revenue Recognition - Schedule of Revenue from External Customers by Geographical Areas (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2025	Oct. 31, 2024
Net sales	$ 19,828,929	$ 19,916,919	$ 17,549,748	$ 15,742,617	$ 19,485,565	$ 16,221,671	$ 16,112,098	$ 14,854,765	$ 73,038,213	$ 66,674,099
UNITED STATES
Net sales									57,791,446	52,352,338
Non-US [Member]
Net sales									$ 15,246,767	$ 14,321,761